Fair Value of Assets and Liabilities - Rollforward of Level 3 assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	$ 324	$ 321	$ 467
Total gains (losses) included in: net income	1	14	14
Total gains (losses) included in: OCI	(7)	3	(6)
Transfers into Level 3	52	54	25
Transfers out of Level 3	(43)	(69)	(138)
Purchases	24	82	64
Sales	(77)	(60)	(39)
Issues	0	0	0
Settlements	(7)	(21)	(66)
Balance at end of period	267	324	321
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	(427)	(223)	(284)
Total gains (losses) included in: net income	(24)	(52)	57
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	(54)	(154)	0
Transfers out of Level 3	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issues	(34)	(10)	(2)
Settlements	23	12	6
Balance at end of period	(516)	(427)	(223)
Fair value assets and liabilities measured on recurring basis, gain (loss) included in earnings
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets and liabilities	(23)	(38)	71
Other investments: Free-standing derivatives			1
Contractholder funds: Derivatives embedded in life and annuity contracts
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	(427)	(223)	(284)
Total gains (losses) included in: net income	(24)	(52)	57
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	(54)	(154)	0
Transfers out of Level 3	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issues	(34)	(10)	(2)
Settlements	23	12	6
Balance at end of period	(516)	(427)	(223)
Net investment income
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	(8)	(2)	0
Realized capital gains and losses
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	9	16	14
Contract benefits
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	(1)	7	(5)
Interest credited to contractholder funds
Rollforward of Level 3 assets held at fair value on a recurring basis
Total gains (losses) included in: net income	(23)	(59)	62
Municipal
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	40	39	57
Total gains (losses) included in: net income	1	0	0
Total gains (losses) included in: OCI	2	4	(2)
Transfers into Level 3	20	0	0
Transfers out of Level 3	(11)	0	(16)
Purchases	0	0	2
Sales	(1)	(1)	(2)
Issues	0	0	0
Settlements	(2)	(2)	0
Balance at end of period	49	40	39
Corporate - public
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	25	33	49
Total gains (losses) included in: net income	0	0	0
Total gains (losses) included in: OCI	0	0	(2)
Transfers into Level 3	0	5	3
Transfers out of Level 3	0	(38)	(3)
Purchases	7	32	0
Sales	0	(2)	(11)
Issues	0	0	0
Settlements	(1)	(5)	(3)
Balance at end of period	31	25	33
Corporate - privately placed
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	122	97	220
Total gains (losses) included in: net income	2	(1)	(2)
Total gains (losses) included in: OCI	(7)	1	(2)
Transfers into Level 3	32	43	10
Transfers out of Level 3	(32)	(1)	(101)
Purchases	8	4	12
Sales	(55)	(13)	0
Issues	0	0	0
Settlements	(2)	(8)	(40)
Balance at end of period	68	122	97
ABS
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	16	22	50
Total gains (losses) included in: net income	0	1	0
Total gains (losses) included in: OCI	0	(1)	0
Transfers into Level 3	0	0	12
Transfers out of Level 3	0	(30)	(18)
Purchases	0	36	20
Sales	(10)	(6)	(19)
Issues	0	0	0
Settlements	(1)	(6)	(23)
Balance at end of period	5	16	22
MBS
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	5	0
Total gains (losses) included in: net income	1	0
Total gains (losses) included in: OCI	(2)	(1)
Transfers into Level 3	0	6
Transfers out of Level 3	0	0
Purchases	0	0
Sales	(3)	0
Issues	0	0
Settlements	(1)	0
Balance at end of period	0	5	0
Fixed income securities
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	208	191	376
Total gains (losses) included in: net income	4	0	(2)
Total gains (losses) included in: OCI	(7)	3	(6)
Transfers into Level 3	52	54	25
Transfers out of Level 3	(43)	(69)	(138)
Purchases	15	72	34
Sales	(69)	(22)	(32)
Issues	0	0	0
Settlements	(7)	(21)	(66)
Balance at end of period	153	208	191
Equity securities
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	116	129	90
Total gains (losses) included in: net income	(3)	15	16
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Purchases	9	10	30
Sales	(8)	(38)	(7)
Issues	0	0	0
Settlements	0	0	0
Balance at end of period	114	116	129
Free-standing derivatives, net
Rollforward of Level 3 assets held at fair value on a recurring basis
Balance at beginning of period	0	1	1
Total gains (losses) included in: net income	0	(1)	0
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issues	0	0	0
Settlements	0	0	0
Balance at end of period	$ 0	$ 0	$ 1